Schedule of Segment Reporting Information, Revenue by Vessel Class (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 178,753
Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 151,369		$ 601,611
Americas Fleet Deepwater vessels
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 26,860
Percentage of Angolan operation revenue		16.00%
Americas Fleet Deepwater vessels | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 21,617		$ 171,334
Percentage of Angolan operation revenue	15.00%		29.00%
Americas Fleet Towing-Supply/supply
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 13,835
Percentage of Angolan operation revenue		8.00%
Americas Fleet Towing-Supply/supply | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 15,021		$ 56,561
Percentage of Angolan operation revenue	10.00%		10.00%
Americas Fleet Other
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 5,089
Percentage of Angolan operation revenue		3.00%
Americas Fleet Other | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 4,210		$ 11,948
Percentage of Angolan operation revenue	3.00%		2.00%
Americas Fleet
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 45,784
Percentage of Angolan operation revenue		27.00%
Americas Fleet | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 40,848		$ 239,843
Percentage of Angolan operation revenue	28.00%		41.00%
Middle East/Asia Pacific Fleet Deepwater vessels
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 14,792
Percentage of Angolan operation revenue		9.00%
Middle East/Asia Pacific Fleet Deepwater vessels | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 13,368		$ 35,526
Percentage of Angolan operation revenue	9.00%		6.00%
Middle East/Asia Pacific Fleet Towing-Supply/supply
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 25,053
Percentage of Angolan operation revenue		14.00%
Middle East/Asia Pacific Fleet Towing-Supply/supply | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 22,945		$ 79,092
Percentage of Angolan operation revenue	16.00%		13.00%
Middle East/Asia Pacific Fleet
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 39,845
Percentage of Angolan operation revenue		23.00%
Middle East/Asia Pacific Fleet | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 36,313		$ 114,618
Percentage of Angolan operation revenue	25.00%		19.00%
Europe/Mediterranean Sea fleet Deepwater vessels
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 18,204
Percentage of Angolan operation revenue		10.00%
Europe/Mediterranean Sea fleet Deepwater vessels | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 11,620		$ 39,492
Percentage of Angolan operation revenue	8.00%		7.00%
Europe/Mediterranean Sea fleet Towing-Supply/supply
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 1,691
Percentage of Angolan operation revenue		1.00%
Europe/Mediterranean Sea fleet Towing-Supply/supply | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 3,846		$ 2,659
Percentage of Angolan operation revenue	3.00%
Europe/Mediterranean Sea fleet Towing-Supply/supply | Predecessor | Maximum
Segment and Geographic Distribution of Operations [Line Items]
Percentage of Angolan operation revenue			1.00%
Europe/Mediterranean Sea fleet Other | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues			$ 516
Europe/Mediterranean Sea fleet Other | Predecessor | Maximum
Segment and Geographic Distribution of Operations [Line Items]
Percentage of Angolan operation revenue			1.00%
Europe/Mediterranean Sea fleet
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 19,895
Percentage of Angolan operation revenue		11.00%
Europe/Mediterranean Sea fleet | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 15,466		$ 42,667
Percentage of Angolan operation revenue	11.00%		8.00%
West Africa fleet Deepwater vessels
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 24,131
Percentage of Angolan operation revenue		13.00%
West Africa fleet Deepwater vessels | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 18,126		$ 62,882
Percentage of Angolan operation revenue	12.00%		11.00%
West Africa fleet Towing-Supply/supply
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 33,806
Percentage of Angolan operation revenue		20.00%
West Africa fleet Towing-Supply/supply | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 31,297		$ 100,073
Percentage of Angolan operation revenue	21.00%		17.00%
West Africa fleet Other
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 8,423
Percentage of Angolan operation revenue		5.00%
West Africa fleet Other | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 4,547		$ 23,733
Percentage of Angolan operation revenue	3.00%		4.00%
West Africa fleet
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 66,360
Percentage of Angolan operation revenue		39.00%
West Africa fleet | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 53,970		$ 186,688
Percentage of Angolan operation revenue	36.00%		32.00%
Worldwide Fleet Deepwater vessels
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 83,987
Percentage of Angolan operation revenue		49.00%
Worldwide Fleet Deepwater vessels | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 64,731		$ 309,234
Percentage of Angolan operation revenue	44.00%		53.00%
Worldwide Fleet Towing-Supply/supply
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 74,385
Percentage of Angolan operation revenue		43.00%
Worldwide Fleet Towing-Supply/supply | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 73,109		$ 238,385
Percentage of Angolan operation revenue	50.00%		41.00%
Worldwide Fleet Other
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 13,512
Percentage of Angolan operation revenue		8.00%
Worldwide Fleet Other | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 8,757		$ 36,197
Percentage of Angolan operation revenue	6.00%		6.00%
Worldwide Fleet
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 171,884
Percentage of Angolan operation revenue		100.00%
Worldwide Fleet | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 146,597		$ 583,816
Percentage of Angolan operation revenue	100.00%		100.00%